LONG-TERM DEBT - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
	Aug. 29, 2022 CNY (¥) ¥ / shares shares	Aug. 29, 2022 USD ($) shares	Jul. 18, 2022 CNY (¥) shares	Jul. 18, 2022 USD ($) $ / shares shares	Jul. 12, 2021 shares	Jun. 14, 2021 USD ($) shares	Jun. 10, 2019 USD ($) $ / shares	Aug. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares	Oct. 28, 2022 ¥ / shares	Jul. 18, 2022 ¥ / shares	Mar. 31, 2022 $ / shares	Jun. 14, 2021 ¥ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Debt Instrument [Line Items]
Ordinary shares par value (in dollars per share) | $ / shares															$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate purchase price											¥ 394,727			¥ 169,499
Extinguishment of debt											120,400
Loss from extinguishment of debt											(2,778)	$ (405)
Repayment of long term debt											51,900	$ 7,555	¥ 58,956
Other Non-current Assets
Debt Instrument [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions											21,000
Prepaid Expense and Other Current Assets
Debt Instrument [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions											12,000
Other Receivables
Debt Instrument [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions											114,100
Loans Recognized as a Result of Payments Under Guarantees
Debt Instrument [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions											¥ 41,900
Convertible Note Purchase Agreement With affiliates of 58.com, Warburg Pincus, TPG and certain other investors
Debt Instrument [Line Items]
Total principal amount | $							$ 230,000
Interest (as a percent)							3.75%
Percentage of outstanding principal										30.00%
Supplemental agreement with 2024 Notes holders
Debt Instrument [Line Items]
Ratio change in ADS description											On October 12, 2022, the Company announced a change in ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares, effective from October 28, 2022 (“ADS Ratio Change”).	On October 12, 2022, the Company announced a change in ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares, effective from October 28, 2022 (“ADS Ratio Change”).
Percentage of outstanding principal						30.00%
Outstanding amount converted | $						$ 69,000
Amount of remaining principal amount | $															$ 161,000
Senior convertible preferred shares
Debt Instrument [Line Items]
Maximum amount of convertible preferred shares, the investors agreed to invest | $						$ 315,000
58.com
Debt Instrument [Line Items]
Loss from extinguishment of debt											¥ 2,800
58.com | Long-term debt
Debt Instrument [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions											424,900
58.com | Other Payables and Other Current Liabilities
Debt Instrument [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions											¥ 69,400
58.com | 2024 Notes
Debt Instrument [Line Items]
Amount of remaining principal amount | $							$ 63,000
58.com | Obligations Under 2024 Notes Issued
Debt Instrument [Line Items]
Ordinary shares par value (in dollars per share) | ¥ / shares																	¥ 0.0001
Aggregate purchase price			¥ 308,200
Extinguishment of debt | $				$ 63,000
Clear Vue | 2024 Notes
Debt Instrument [Line Items]
Amount of remaining principal amount | $								$ 12,600
Clear Vue | Obligations Under 2024 Notes Issued
Debt Instrument [Line Items]
Ordinary shares par value (in dollars per share) | ¥ / shares	¥ 0.0001
Aggregate purchase price	¥ 62,800
Extinguishment of debt | $		$ 12,600
ADS | Convertible Note Purchase Agreement With affiliates of 58.com, Warburg Pincus, TPG and certain other investors
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio							323.6246
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock | $							$ 1,000
Conversion price | $ / shares							$ 3.09
ADS | Supplemental agreement with 2024 Notes holders
Debt Instrument [Line Items]
Conversion price | ¥ / shares																¥ 30.9			¥ 3.09
ADS | 58.com | Obligations Under 2024 Notes Issued
Debt Instrument [Line Items]
Conversion price | (per share)				$ 1.03													¥ 10.3
ADS | Clear Vue | Obligations Under 2024 Notes Issued
Debt Instrument [Line Items]
Conversion price | (per share)	¥ 10.3			$ 1.03
Class A Ordinary Shares | Convertible Note Purchase Agreement With affiliates of 58.com, Warburg Pincus, TPG and certain other investors
Debt Instrument [Line Items]
Conversion price | $ / shares										$ 1.03
Conversion of convertible notes (in shares) | shares					66,990,291					66,990,291
Class A Ordinary Shares | Supplemental agreement with 2024 Notes holders
Debt Instrument [Line Items]
Conversion price | ¥ / shares																			¥ 1.03
Conversion of convertible notes (in shares) | shares						66,990,291
Class A Ordinary Shares | 58.com | 2024 Notes
Debt Instrument [Line Items]
Conversion of convertible notes (in shares) | shares									183,495,146
Ordinary shares par value (in dollars per share) | $ / shares									$ 0.0001
Class A Ordinary Shares | 58.com | Obligations Under 2024 Notes Issued
Debt Instrument [Line Items]
Number of shares issued | shares			183,495,146	183,495,146
Class A Ordinary Shares | Clear Vue | 2024 Notes
Debt Instrument [Line Items]
Conversion of convertible notes (in shares) | shares								36,699,029
Ordinary shares par value (in dollars per share) | $ / shares								$ 0.0001
Class A Ordinary Shares | Clear Vue | Obligations Under 2024 Notes Issued
Debt Instrument [Line Items]
Number of shares issued | shares	36,699,029	36,699,029